Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 £ / shares shares	Dec. 31, 2019 $ / shares shares
Ordinary shares
Shareholders' equity:
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.000042		$ 0.000042
Common stock, shares authorized (shares)	200,000,000	200,000,000	200,000,000
Common stock, shares, issued (shares)	52,346,231	52,346,231	44,983,006
Common stock, shares outstanding (shares)	52,346,231	52,346,231	44,983,006
Deferred Shares
Shareholders' equity:
Common Stock, Par or Stated Value Per Share | (per share)	$ 0.00001	£ 0.00001	$ 0.00001
Common stock, shares authorized (shares)	34,425	34,425	34,425
Common stock, shares, issued (shares)	34,425	34,425	34,425
Common stock, shares outstanding (shares)	34,425	34,425	34,425
Deferred B shares
Shareholders' equity:
Common Stock, Par or Stated Value Per Share | (per share)	$ 0.00099	£ 0.00099	$ 0.00099
Common stock, shares authorized (shares)	88,893,548	88,893,548	88,893,548
Common stock, shares, issued (shares)	88,893,548	88,893,548	88,893,548
Common stock, shares outstanding (shares)	88,893,548	88,893,548	88,893,548
Deferred C shares
Shareholders' equity:
Common Stock, Par or Stated Value Per Share | (per share)	$ 0.000008	£ 0.000008	$ 0.000008
Common stock, shares authorized (shares)	1	1	1
Common stock, shares, issued (shares)	1	1	1
Common stock, shares outstanding (shares)	1	1	1